Trade accounts receivable (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Trade and other receivables
The following table summarises the trade accounts receivable outstanding in the consolidated statement of financial position as at the dates presented:

	Year ended 31 December
	2022	2021
	€ million	€ million
Trade accounts receivable, gross	2,523	2,354
Allowance for doubtful accounts	(57)	(49)
Total trade accounts receivable	2,466	2,305

Disclosure of financial assets that are either past due or impaired
The following table summarises the ageing of trade accounts receivable, net of allowance for doubtful accounts, in the consolidated statement of financial position as at the dates presented:

	Year ended 31 December
	2022	2021
	€ million	€ million
Not past due	2,287	2,172
Past due 1 – 30 days	102	88
Past due 31 – 60 days	30	18
Past due 61 – 90 days	15	9
Past due 91 – 120 days	14	3
Past due 121+ days	18	15
Total	2,466	2,305

Disclosure of allowance for doubtful accounts
The following table summarises the change in the allowance for doubtful accounts for the periods presented:

Allowance for doubtful accounts
€ million
As at 31 December 2020	(39)
Provision for impairment recognised during the year	(13)
Receivables written off during the year as uncollectible	3
As at 31 December 2021	(49)
Provision for impairment recognised during the year	(15)
Receivables written off during the year as uncollectible	5
Reversals	1
Currency translation adjustments	1
As at 31 December 2022	(57)